QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.5%
COMMUNICATION SERVICES - 5.8%
Entertainment - 1.9%
Activision Blizzard Inc.	2,600	$197,340	(a)
Electronic Arts Inc.	2,645	349,272	*(a)
Take-Two Interactive Software Inc.	2,500	348,925	*(a)
Zynga Inc., Class A Shares	30,700	292,878	*(a)

Total Entertainment		1,188,415

Interactive Media & Services - 1.7%
Auto Trader Group PLC	26,300	171,360	(b)
Cargurus Inc.	9,300	235,755	*(a)
Dip Corp.	13,800	278,221	(b)
Rightmove PLC	52,600	355,479	(b)

Total Interactive Media & Services		1,040,815

Media - 2.2%
Criteo SA, ADR	22,600	257,414	*(a)
Interpublic Group of Cos. Inc.	17,600	302,016	(a)
Nippon Television Holdings Inc.	26,200	283,271	(b)
Omnicom Group Inc.	4,300	234,780	(a)
Telenet Group Holding NV	6,700	275,512	(b)

Total Media		1,352,993

TOTAL COMMUNICATION SERVICES		3,582,223

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.9%
CIE Automotive SA	9,500	166,497	(b)
Magna International Inc.	9,200	409,717

Total Auto Components		576,214

Distributors - 0.4%
Inchcape PLC	39,669	240,634	(b)

Hotels, Restaurants & Leisure - 1.4%
Betsson AB	34,000	236,142	(b)
Evolution Gaming Group AB	4,700	279,920	(b)
Kyoritsu Maintenance Co. Ltd.	4,900	166,769	(b)
Mitchells & Butlers PLC	66,500	154,811	*(b)

Total Hotels, Restaurants & Leisure		837,642

Household Durables - 3.1%
Berkeley Group Holdings PLC	3,600	185,529	(b)
Forbo Holding AG, Registered Shares	206	298,015	(b)
Meritage Homes Corp.	5,000	380,600	*(a)
PulteGroup Inc.	10,900	370,927	(a)
Redrow PLC	25,900	138,116	(b)
Sekisui House Ltd.	19,700	375,045	(b)
Vistry Group PLC	17,441	153,379	(b)

Total Household Durables		1,901,611

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	1

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 1.9%
boohoo Group PLC	78,400	$399,607	*(b)
Booking Holdings Inc.	140	222,928	*(a)
HelloFresh SE	9,900	525,583	*(b)

Total Internet & Direct Marketing Retail		1,148,118

Leisure Products - 0.3%
Sankyo Co. Ltd.	6,700	161,900	(b)

Multiline Retail - 2.4%
B&M European Value Retail SA	61,633	303,248	(b)
Dollar General Corp.	1,000	190,510	(a)
Izumi Co. Ltd.	11,000	347,980	(b)
Next PLC	6,300	381,489	(b)
Target Corp.	2,400	287,832	(a)

Total Multiline Retail		1,511,059

Specialty Retail - 1.4%
Best Buy Co. Inc.	3,823	333,633	(a)
Lowe’s Cos. Inc.	1,450	195,924	(a)
Tractor Supply Co.	2,351	309,838	(a)

Total Specialty Retail		839,395

Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp.	1,900	373,141	*(a)
Pandora A/S	4,900	266,005	(b)

Total Textiles, Apparel & Luxury Goods		639,146

TOTAL CONSUMER DISCRETIONARY		7,855,719

CONSUMER STAPLES - 7.4%
Beverages - 1.1%
Monster Beverage Corp.	5,020	347,986	*(a)
Suntory Beverage & Food Ltd.	9,000	350,949	(b)

Total Beverages		698,935

Food & Staples Retailing - 2.3%
Empire Co. Ltd., Class A Shares	12,300	294,544
George Weston Ltd.	3,000	219,763
Koninklijke Ahold Delhaize NV	12,200	332,222	(b)
Seven & i Holdings Co. Ltd.	5,600	182,750	(b)
Sprouts Farmers Market Inc.	15,800	404,322	*(a)

Total Food & Staples Retailing		1,433,601

See Notes to Schedule of Investments.

2	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Food Products - 2.0%
a2 Milk Co. Ltd.	26,500	$347,026	*(b)
Ingredion Inc.	3,400	282,200	(a)
Tate & Lyle PLC	25,300	209,078	(b)
Viscofan SA	5,450	355,453	(b)

Total Food Products		1,193,757

Household Products - 0.4%
Essity AB, Class B Shares	7,900	255,046	*(b)

Tobacco - 1.6%
Philip Morris International Inc.	3,200	224,192	(a)
Scandinavian Tobacco Group A/S	21,800	321,367	(b)
Swedish Match AB	5,800	407,246	(b)

Total Tobacco		952,805

TOTAL CONSUMER STAPLES		4,534,144

ENERGY - 2.9%
Energy Equipment & Services - 0.4%
Tecnicas Reunidas SA	15,300	233,414	*(b)

Oil, Gas & Consumable Fuels - 2.5%
Cosmo Energy Holdings Co. Ltd.	16,900	246,235	(b)
ENEOS Holdings Inc.	97,500	345,461	(b)
Euronav NV	27,400	220,247	(b)
HollyFrontier Corp.	6,400	186,880	(a)
Inpex Corp.	26,500	164,061	(b)
Lundin Energy AB	8,850	212,958	(b)
Repsol SA	20,200	176,294	(b)

Total Oil, Gas & Consumable Fuels		1,552,136

TOTAL ENERGY		1,785,550

FINANCIALS - 11.1%
Banks - 3.1%
Aozora Bank Ltd.	12,000	208,904	(b)
BAWAG Group AG	8,800	303,407	*(b)
Citizens Financial Group Inc.	14,200	358,408	(a)
Comerica Inc.	4,600	175,260	(a)
ING Groep NV	40,300	279,957	(b)
Swedbank AB, Class A Shares	18,000	230,375	*(b)
Yamaguchi Financial Group Inc.	58,100	356,790	(b)

Total Banks		1,913,101

Capital Markets - 0.4%
CI Financial Corp.	19,400	246,787

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	3

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Consumer Finance - 1.2%
AEON Financial Service Co. Ltd.	21,500	$234,515	(b)
Ally Financial Inc.	16,600	329,178	(a)
Synchrony Financial	7,300	161,768	(a)

Total Consumer Finance		725,461

Diversified Financial Services - 0.8%
M&G PLC	104,000	215,581	(b)
Plus500 Ltd.	17,000	276,880	(b)

Total Diversified Financial Services		492,461

Insurance - 4.7%
ASR Nederland NV	9,462	290,113	(b)
Aviva PLC	117,000	395,943	(b)
Direct Line Insurance Group PLC	100,000	335,343	(b)
Helvetia Holding AG, Registered Shares	2,900	269,998	(b)
Japan Post Insurance Co. Ltd.	22,000	288,434	(b)
Legal & General Group PLC	76,600	209,178	(b)
Manulife Financial Corp.	26,000	353,727
MetLife Inc.	6,612	241,470	(a)
SCOR SE	7,900	216,204	*(b)
T&D Holdings Inc.	35,000	299,215	(b)

Total Insurance		2,899,625

Thrifts & Mortgage Finance - 0.9%
First National Financial Corp.	12,500	260,018
Genworth MI Canada Inc.	7,400	181,021
MGIC Investment Corp.	17,700	144,963	(a)

Total Thrifts & Mortgage Finance		586,002

TOTAL FINANCIALS		6,863,437

HEALTH CARE - 7.3%
Biotechnology - 0.5%
Regeneron Pharmaceuticals Inc.	500	311,825	*(a)

Health Care Equipment & Supplies - 0.7%
Hologic Inc.	4,600	262,200	*(a)
Nanosonics Ltd.	38,000	179,603	*(b)

Total Health Care Equipment & Supplies		441,803

Health Care Providers & Services - 2.3%
Cardinal Health Inc.	6,600	344,454	(a)
Chemed Corp.	735	331,537	(a)
Humana Inc.	1,000	387,750	(a)
McKesson Corp.	2,057	315,585	(a)

Total Health Care Providers & Services		1,379,326

Health Care Technology - 0.7%
Veeva Systems Inc., Class A Shares	1,811	424,535	*(a)

See Notes to Schedule of Investments.

4	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 0.9%
ICON PLC	1,700	$286,382	*(a)
Sartorius Stedim Biotech	1,100	277,655	(b)

Total Life Sciences Tools & Services		564,037

Pharmaceuticals - 2.2%
Hikma Pharmaceuticals PLC	8,200	225,385	(b)
Kaken Pharmaceutical Co. Ltd.	5,100	260,623	(b)
Novo Nordisk A/S, Class B Shares	4,300	278,258	(b)
Roche Holding AG	1,050	363,543	(b)
Shionogi & Co. Ltd.	3,700	231,618	(b)

Total Pharmaceuticals		1,359,427

TOTAL HEALTH CARE		4,480,953

INDUSTRIALS - 15.9%
Aerospace & Defense - 1.2%
BAE Systems PLC	47,000	281,125	(b)
Lockheed Martin Corp.	800	291,936	(a)
Ultra Electronics Holdings PLC	7,500	185,532	(b)

Total Aerospace & Defense		758,593

Airlines - 0.7%
Dart Group PLC	21,400	222,355	(b)
Southwest Airlines Co.	6,500	222,170	(a)

Total Airlines		444,525

Building Products - 0.6%
Sanwa Holdings Corp.	40,000	357,117	(b)

Commercial Services & Supplies - 0.7%
Ritchie Bros Auctioneers Inc.	6,400	260,554
Steelcase Inc., Class A Shares	13,400	161,604	(a)

Total Commercial Services & Supplies		422,158

Construction & Engineering - 2.7%
Balfour Beatty PLC	73,519	237,409	(b)
JGC Holdings Corp.	17,700	186,307	(b)
Kyudenko Corp.	11,400	336,230	(b)
MasTec Inc.	6,400	287,168	*(a)
Obayashi Corp.	41,100	384,347	(b)
Taisei Corp.	5,500	200,008	(b)

Total Construction & Engineering		1,631,469

Electrical Equipment - 0.5%
Signify NV	12,600	324,956	*(b)

Industrial Conglomerates - 0.5%
Carlisle Cos. Inc.	2,500	299,175	(a)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	5

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Machinery - 1.6%
IMI PLC	29,365	$335,251	(b)
Schindler Holding AG	1,000	235,109	(b)
Terex Corp.	9,300	174,561	(a)
Trelleborg AB, Class B Shares	14,700	213,624	*(b)

Total Machinery		958,545

Professional Services - 4.2%
BayCurrent Consulting Inc.	2,200	182,947	(b)
IPH Ltd.	34,500	178,060	(b)
IR Japan Holdings Ltd.	4,500	476,095	(b)
JAC Recruitment Co. Ltd.	13,300	140,931	(b)
ManpowerGroup Inc.	2,300	158,125	(a)
McMillan Shakespeare Ltd.	25,000	157,135	(b)
Meitec Corp.	6,500	312,911	(b)
Robert Half International Inc.	5,877	310,482	(a)
TriNet Group Inc.	5,500	335,170	*(a)
Wolters Kluwer NV	4,600	358,848	(b)

Total Professional Services		2,610,704

Road & Rail - 1.4%
Aurizon Holdings Ltd.	98,100	334,004	(b)
CSX Corp.	3,800	265,012	(a)
Sankyu Inc.	6,400	240,453	(b)

Total Road & Rail		839,469

Trading Companies & Distributors - 1.4%
AerCap Holdings NV	6,700	206,360	*(a)
Bunzl PLC	8,700	233,254	(b)
Hanwa Co. Ltd.	11,900	217,610	(b)
WESCO International Inc.	6,300	221,193	*(a)

Total Trading Companies & Distributors		878,417

Transportation Infrastructure - 0.4%
Kamigumi Co. Ltd.	13,600	266,726	(b)

TOTAL INDUSTRIALS		9,791,854

INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.5%
Spirent Communications PLC	117,000	348,925	(b)

Electronic Equipment, Instruments & Components - 1.7%
ALSO Holding AG, Registered Shares	1,500	368,433	(b)
Benchmark Electronics Inc.	5,877	126,943	(a)
Fabrinet	4,408	275,147	*(a)
Nippon Electric Glass Co. Ltd.	18,600	290,820	(b)

Total Electronic Equipment, Instruments & Components		1,061,343

See Notes to Schedule of Investments.

6	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
IT Services - 2.1%
Adyen NV	260	$378,791	*(b)
Computacenter PLC	9,000	182,803	(b)
Nomura Research Institute Ltd.	13,800	376,552	(b)
SCSK Corp.	6,900	335,279	(b)

Total IT Services		1,273,425

Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials Inc.	6,000	362,700	(a)
ASM International NV	2,900	447,260	(b)
BE Semiconductor Industries NV	4,600	204,559	(b)
Cirrus Logic Inc.	3,100	191,518	*(a)
Dialog Semiconductor PLC	10,250	467,169	*(b)
NVIDIA Corp.	750	284,933	(a)
Optorun Co. Ltd.	11,700	274,829	(b)
Qorvo Inc.	3,232	357,233	*(a)

Total Semiconductors & Semiconductor Equipment		2,590,201

Software - 3.5%
Atlassian Corp. PLC, Class A Shares	1,800	324,486	*(a)
Check Point Software Technologies Ltd.	3,129	336,149	*(a)
Citrix Systems Inc.	2,300	340,193	(a)
Fortinet Inc.	2,700	370,629	*(a)
Manhattan Associates Inc.	2,800	263,760	*(a)
Qualys Inc.	2,950	306,859	*(a)
SimCorp A/S	1,800	193,927	(b)

Total Software		2,136,003

Technology Hardware, Storage & Peripherals - 0.8%
Brother Industries Ltd.	20,400	367,597	(b)
Xerox Holdings Corp.	6,900	105,501	(a)

Total Technology Hardware, Storage & Peripherals		473,098

TOTAL INFORMATION TECHNOLOGY		7,882,995

MATERIALS - 8.2%
Chemicals - 2.6%
CF Industries Holdings Inc.	9,700	272,958	(a)
Mitsubishi Gas Chemical Co. Inc.	23,400	353,977	(b)
NewMarket Corp.	610	244,293	(a)
Toray Industries Inc.	53,000	249,636	(b)
Ube Industries Ltd.	17,200	295,548	(b)
Yara International ASA	5,100	177,192	(b)

Total Chemicals		1,593,604

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	7

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Construction Materials - 0.7%
LafargeHolcim Ltd., Registered Shares	4,100	$179,326	(b)
Sumitomo Osaka Cement Co. Ltd.	7,500	263,255	(b)

Total Construction Materials		442,581

Metals & Mining - 4.9%
Acerinox SA	37,400	301,268	(b)
Alcoa Corp.	19,400	218,056	*(a)
APERAM SA	10,000	278,322	(b)
Centamin PLC	89,300	203,226	(b)
Centerra Gold Inc.	41,100	458,651
Fortescue Metals Group Ltd.	40,300	386,687	(b)
Glencore PLC	176,500	373,589	(b)
Independence Group NL	78,000	263,269	(b)
Outokumpu Oyj	100,000	284,866	*(b)
SEMAFO Inc.	70,000	238,730	*

Total Metals & Mining		3,006,664

TOTAL MATERIALS		5,042,849

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 2.7%
CoreCivic Inc.	12,400	116,064	(a)
Covivio	3,200	231,593	(b)
Derwent London PLC	5,200	178,687	(b)
H&R Real Estate Investment Trust	32,800	235,804
Japan Retail Fund Investment Corp.	200	249,737	(b)
Stockland	181,300	416,437	(b)
STORE Capital Corp.	9,000	214,290	(a)

Total Equity Real Estate Investment Trusts (REITs)		1,642,612

Real Estate Management & Development - 2.4%
Aeon Mall Co. Ltd.	11,200	148,583	(b)
Daito Trust Construction Co. Ltd.	3,000	275,641	(b)
Kenedix Inc.	40,000	197,112	(b)
Nomura Real Estate Holdings Inc.	9,800	181,925	(b)
Real Matters Inc.	26,000	507,130	*
Wihlborgs Fastigheter AB	12,300	201,057	(b)

Total Real Estate Management & Development		1,511,448

TOTAL REAL ESTATE		3,154,060

UTILITIES - 3.2%
Electric Utilities - 0.4%
BKW AG	3,000	268,971	(b)

Gas Utilities - 0.5%
Nippon Gas Co. Ltd.	7,400	317,633	(b)

See Notes to Schedule of Investments.

8	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY			SHARES	VALUE
Independent Power and Renewable Electricity Producers - 1.1%
Drax Group PLC			131,700	$419,379	(b)
Electric Power Development Co. Ltd.			13,300	252,157	(b)

Total Independent Power and Renewable Electricity Producers				671,536

Multi-Utilities - 1.2%
Atco Ltd., Class I Shares			13,000	385,614
Canadian Utilities Ltd., Class A Shares			13,800	343,577

Total Multi-Utilities				729,191

TOTAL UTILITIES				1,987,331

TOTAL COMMON STOCKS (Cost - $52,494,918)				56,961,115

	RATE
PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Cost - $400,695)	2.210%		6,200	355,323	(b)

		EXPIRATION DATE	RIGHTS
RIGHTS - 0.0%††
Repsol SA (Cost - $11,168)		7/7/20	20,200	9,833	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $52,906,781)				57,326,271

			SHARES
SHORT-TERM INVESTMENTS - 2.7%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,663,686)	0.080%		1,663,686	1,663,686

TOTAL INVESTMENTS - 95.8% (Cost - $54,570,467)				58,989,957
Other Assets in Excess of Liabilities - 4.2%				2,586,122

TOTAL NET ASSETS - 100.0%				$61,576,079

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open securities sold short.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	9

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT‡ - (91.7)%
COMMON STOCKS - (91.7)%
COMMUNICATION SERVICES - (5.8)%
Diversified Telecommunication Services - (1.4)%
Cellnex Telecom SA	(6,654)	$(404,983	)(a)
Sunrise Communications Group AG	(1,850)	(164,009	)(a)
TELUS Corp.	(13,800)	(231,457)

Total Diversified Telecommunication Services		(800,449)

Entertainment - (1.1)%
Cineworld Group PLC	(190,000)	(142,242	)(a)
CTS Eventim AG & Co. KGaA	(3,400)	(141,219	)*(a)
Madison Square Garden Co., Class A Shares	(900)	(132,201	)*
Walt Disney Co.	(3,000)	(334,530)

Total Entertainment		(750,192)

Interactive Media & Services - (0.9)%
LINE Corp.	(4,600)	(231,298	)*(a)
SEEK Ltd.	(18,900)	(286,858	)(a)

Total Interactive Media & Services		(518,156)

Media - (1.5)%
Cable One Inc.	(100)	(177,485)
News Corp., Class A Shares	(16,000)	(189,760)
Shaw Communications Inc., Class B Shares	(14,000)	(228,315)
ViacomCBS Inc., Class A Shares	(12,000)	(307,200)

Total Media		(902,760)

Wireless Telecommunication Services - (0.9)%
Millicom International Cellular SA	(5,900)	(154,154	)(a)
SoftBank Group Corp.	(8,400)	(423,257	)(a)

Total Wireless Telecommunication Services		(577,411)

TOTAL COMMUNICATION SERVICES		(3,548,968)

CONSUMER DISCRETIONARY - (12.9)%
Auto Components - (1.2)%
Freni Brembo SpA	(15,904)	(146,720	)*(a)
Keihin Corp.	(6,800)	(158,995	)(a)
Nokian Renkaat Oyj	(9,800)	(214,820	)(a)
Toyo Tire Corp.	(20,600)	(275,412	)(a)

Total Auto Components		(795,947)

Automobiles - (2.3)%
Bayerische Motoren Werke AG	(5,000)	(318,546	)(a)
Daimler AG, Registered Shares	(7,500)	(304,002	)(a)
Mitsubishi Motors Corp.	(92,000)	(227,068	)(a)
Renault SA	(8,900)	(225,280	)*(a)
Toyota Motor Corp.	(4,600)	(288,566	)(a)

Total Automobiles		(1,363,462)

See Notes to Schedule of Investments.

10	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (3.2)%
Aramark	(7,600)	$(171,532)
Caesars Entertainment Corp.	(25,700)	(311,741	)*
Crown Resorts Ltd.	(34,000)	(227,218	)(a)
Great Canadian Gaming Corp.	(5,500)	(109,506	)*
Oriental Land Co. Ltd.	(2,300)	(303,696	)(a)
Restaurant Group PLC	(95,721)	(66,789	)(a)
SSP Group PLC	(42,200)	(134,285	)(a)
Whitbread PLC	(6,300)	(173,218	)*(a)
William Hill PLC	(164,000)	(230,846	)(a)
Zensho Holdings Co. Ltd.	(10,300)	(207,868	)(a)

Total Hotels, Restaurants & Leisure		(1,936,699)

Household Durables - (0.8)%
Electrolux AB	(12,400)	(207,003	)(a)
Iida Group Holdings Co. Ltd.	(9,500)	(145,493	)(a)
SEB SA	(1,300)	(214,641	)(a)

Total Household Durables		(567,137)

Internet & Direct Marketing Retail - (3.6)%
Expedia Group Inc.	(2,300)	(189,060)
Farfetch Ltd., Class A Shares	(23,000)	(397,210	)*
Grubhub Inc.	(5,000)	(351,500	)*
Just Eat Takeaway.com NV	(2,550)	(265,339	)*(a)
Ocado Group PLC	(11,100)	(278,654	)*(a)
Rakuten Inc.	(35,000)	(307,787	)(a)
Wayfair Inc., Class A Shares	(1,100)	(217,371	)*
Zalando SE	(3,500)	(246,151	)*(a)

Total Internet & Direct Marketing Retail		(2,253,072)

Leisure Products - (0.2)%
Spin Master Corp.	(5,900)	(106,605	)*
Multiline Retail - (0.5)%
Ollie’s Bargain Outlet Holdings Inc.	(3,300)	(322,245	)*
Specialty Retail - (0.7)%
Carvana Co.	(2,900)	(348,580	)*
Valora Holding AG, Registered Shares	(400)	(76,417	)*(a)

Total Specialty Retail		(424,997)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	11

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (0.4)%
Cie Financiere Richemont SA, Registered Shares	(4,265)	$(271,591	)(a)

TOTAL CONSUMER DISCRETIONARY		(8,041,755)

CONSUMER STAPLES - (7.3)%
Beverages - (2.3)%
Anheuser-Busch InBev SA	(6,000)	(295,720	)(a)
Coca-Cola Bottlers Japan Holdings Inc.	(11,500)	(208,431	)(a)
Diageo PLC, ADR	(1,800)	(241,902)
Heineken NV	(2,850)	(262,462	)(a)
Pernod Ricard SA	(1,400)	(220,037	)(a)
Remy Cointreau SA	(1,300)	(176,883	)(a)

Total Beverages		(1,405,435)

Food & Staples Retailing - (1.2)%
Aeon Co. Ltd.	(10,000)	(232,271	)(a)
Metro Inc.	(5,300)	(218,621)
Tesco PLC	(84,500)	(238,590	)(a)

Total Food & Staples Retailing		(689,482)

Food Products - (1.7)%
Bakkafrost P/F	(4,200)	(264,567	)(a)
House Foods Group Inc.	(4,800)	(154,812	)(a)
Kikkoman Corp.	(5,000)	(240,783	)(a)
Post Holdings Inc.	(2,600)	(227,812	)*
Premium Brands Holdings Corp.	(2,900)	(184,988)

Total Food Products		(1,072,962)

Household Products - (0.6)%
Reckitt Benckiser Group PLC	(4,050)	(372,715	)(a)

Personal Products - (1.5)%
Beiersdorf AG	(2,200)	(249,601	)(a)
Fancl Corp.	(6,400)	(189,679	)(a)
Kose Corp.	(1,400)	(168,318	)(a)
Shiseido Co. Ltd.	(4,700)	(297,980	)(a)

Total Personal Products		(905,578)

TOTAL CONSUMER STAPLES		(4,446,172)

ENERGY - (3.1)%
Oil, Gas & Consumable Fuels - (3.1)%
Aker BP ASA	(14,700)	(268,391	)(a)
Equinor ASA	(15,800)	(224,696	)(a)
Hess Corp.	(6,500)	(336,765)
Inter Pipeline Ltd.	(24,700)	(229,971)
Occidental Petroleum Corp.	(18,000)	(329,400)
Oil Search Ltd.	(68,800)	(151,508	)(a)
Pembina Pipeline Corp.	(6,305)	(157,625)
TC Energy Corp.	(5,500)	(234,973)

TOTAL ENERGY		(1,933,329)

See Notes to Schedule of Investments.

12	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
FINANCIALS - (11.4)%
Banks - (4.0)%
Allegiance Bancshares Inc.	(4,500)	$(114,255)
Banco Santander SA, ADR	(104,300)	(251,363	)*
Barclays PLC, ADR	(52,000)	(294,320)
Commerzbank AG	(39,700)	(176,751	)*(a)
First Republic Bank	(2,400)	(254,376)
HSBC Holdings PLC	(61,400)	(287,393	)(a)
Mitsubishi UFJ Financial Group Inc., ADR	(59,300)	(233,049)
National Australia Bank Ltd.	(27,200)	(343,890	)(a)
Societe Generale SA	(9,000)	(149,732	)*(a)
Westpac Banking Corp.	(25,800)	(321,378	)(a)

Total Banks		(2,426,507)

Capital Markets - (5.3)%
AJ Bell PLC	(32,300)	(154,512	)(a)
ASX Ltd.	(4,600)	(271,818	)(a)
Brookfield Asset Management Inc., Class A Shares	(9,000)	(296,100)
Carlyle Group Inc.	(6,400)	(178,560)
CME Group Inc.	(1,000)	(162,540)
Deutsche Bank AG, Registered Shares	(41,000)	(388,761	)*(a)
Interactive Brokers Group Inc., Class A Shares	(6,900)	(288,213)
Japan Exchange Group Inc.	(10,500)	(242,554	)(a)
KKR & Co. Inc., Class A Shares	(6,400)	(197,632)
Macquarie Group Ltd.	(4,500)	(370,412	)(a)
SBI Holdings Inc.	(10,500)	(226,864	)(a)
Schroders PLC	(6,700)	(244,504	)(a)
TMX Group Ltd.	(2,200)	(217,521)

Total Capital Markets		(3,239,991)

Diversified Financial Services - (1.6)%
Groupe Bruxelles Lambert SA	(2,450)	(205,281	)(a)
Industrivarden AB, Class C Shares	(7,385)	(167,081	)*(a)
Investor AB, Class B Shares	(3,200)	(168,614	)(a)
Kinnevik AB, Class B Shares	(9,000)	(236,382	)(a)
Tokyo Century Corp.	(3,100)	(158,525	)(a)

Total Diversified Financial Services		(935,883)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	13

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Insurance - (0.5)%
Brown & Brown Inc.	(7,363)	$(300,116)

TOTAL FINANCIALS		(6,902,497)

HEALTH CARE - (7.1)%
Health Care Equipment & Supplies - (3.6)%
Asahi Intecc Co. Ltd.	(12,100)	(343,825	)(a)
Avanos Medical Inc.	(4,300)	(126,377	)*
Axonics Modulation Technologies Inc.	(6,700)	(235,237	)*
Becton Dickinson and Co.	(1,050)	(251,233)
Boston Scientific Corp.	(6,700)	(235,237	)*
Cooper Cos. Inc.	(800)	(226,912)
Elekta AB	(20,600)	(191,321	)(a)
Merit Medical Systems Inc.	(5,100)	(232,815	)*
Terumo Corp.	(8,000)	(302,864	)(a)

Total Health Care Equipment & Supplies		(2,145,821)

Health Care Providers & Services - (0.6)%
Fresenius SE & Co. KGaA	(3,800)	(187,571	)(a)
HealthEquity Inc.	(2,800)	(164,276	)*

Total Health Care Providers & Services		(351,847)

Health Care Technology - (0.3)%
Tabula Rasa HealthCare Inc.	(3,240)	(177,325	) *

Life Sciences Tools & Services - (0.4)%
QIAGEN NV	(5,449)	(234,625	)*(a)

Pharmaceuticals - (2.2)%
Catalent Inc.	(4,300)	(315,190	)*
GlaxoSmithKline PLC, ADR	(8,600)	(350,794)
H Lundbeck A/S	(5,700)	(214,231	)(a)
MyoKardia Inc.	(2,945)	(284,546	)*
Sumitomo Dainippon Pharma Co. Ltd.	(13,400)	(185,242	)(a)

Total Pharmaceuticals		(1,350,003)

TOTAL HEALTH CARE		(4,259,621)

INDUSTRIALS - (16.1)%
Aerospace & Defense - (1.7)%
Boeing Co.	(1,700)	(311,610)
Bombardier Inc., Class B shares	(175,500)	(54,294	)*
Cubic Corp.	(4,800)	(230,544)
Rolls-Royce Holdings PLC	(47,100)	(166,252	)(a)
Saab AB, Class B Shares	(9,546)	(237,921	)*(a)

Total Aerospace & Defense		(1,000,621)

Air Freight & Logistics - (0.4)%
DSV PANALPINA A/S	(2,200)	(268,391	)(a)

See Notes to Schedule of Investments.

14	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Airlines - (0.3)%
Wizz Air Holdings PLC	(3,800)	$(156,828	)*(a)

Building Products - (0.7)%
Nitto Boseki Co. Ltd.	(4,600)	(229,110	)(a)
Resideo Technologies Inc.	(15,600)	(182,832	)*

Total Building Products		(411,942)

Commercial Services & Supplies - (1.7)%
G4S PLC	(167,000)	(235,419	)(a)
ISS A/S	(13,200)	(208,857	)*(a)
Stericycle Inc.	(5,000)	(279,900	)*
Waste Connections Inc.	(3,100)	(290,431)

Total Commercial Services & Supplies		(1,014,607)

Construction & Engineering - (0.5)%
Vinci SA	(3,200)	(294,268	)(a)

Electrical Equipment - (0.9)%
Melrose Industries PLC	(194,500)	(274,138	)(a)
Nidec Corp.	(4,800)	(320,481	)(a)

Total Electrical Equipment		(594,619)

Industrial Conglomerates - (0.9)%
DCC PLC	(3,400)	(283,161	)(a)
Smiths Group PLC	(15,200)	(265,468	)(a)

Total Industrial Conglomerates		(548,629)

Machinery - (4.5)%
CNH Industrial NV	(33,600)	(234,724	)*(a)
Daifuku Co. Ltd.	(4,700)	(410,627	)(a)
FANUC Corp.	(1,500)	(268,039	)(a)
Hitachi Construction Machinery Co. Ltd.	(10,800)	(298,719	)(a)
Makita Corp.	(8,400)	(305,063	)(a)
MISUMI Group Inc.	(14,300)	(357,273	)(a)
SMC Corp.	(670)	(341,968	)(a)
Wartsila OYJ Abp	(27,800)	(229,476	)(a)
Yaskawa Electric Corp.	(7,800)	(269,698	)(a)

Total Machinery		(2,715,587)

Professional Services - (1.2)%
Equifax Inc.	(1,750)	(300,790)
Hays PLC	(118,200)	(175,373	)(a)
Morneau Shepell Inc.	(10,400)	(242,764)

Total Professional Services		(718,927)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	15

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Road & Rail - (1.8)%
Kintetsu Group Holdings Co. Ltd., Class L Shares	(5,200)	$(233,557	)(a)
Kyushu Railway Co.	(7,200)	(186,798	)(a)
Odakyu Electric Railway Co. Ltd.	(11,000)	(270,373	)(a)
Saia Inc.	(1,500)	(166,770	)*
Uber Technologies Inc.	(7,600)	(236,208	)*

Total Road & Rail		(1,093,706)

Trading Companies & Distributors - (0.5)%
Trusco Nakayama Corp.	(12,400)	(321,058	)(a)

Transportation Infrastructure - (1.0)%
Japan Airport Terminal Co. Ltd.	(7,000)	(298,140	)(a)
Transurban Group	(32,000)	(312,483	)(a)

Total Transportation Infrastructure		(610,623)

TOTAL INDUSTRIALS		(9,749,806)

INFORMATION TECHNOLOGY - (12.3)%
Electronic Equipment, Instruments & Components - (2.4)%
Electrocomponents PLC	(31,500)	(261,576	)(a)
Hamamatsu Photonics KK	(4,200)	(181,873	)(a)
Hexagon AB, Class B Shares	(5,800)	(338,062	)*(a)
Ibiden Co. Ltd.	(6,700)	(195,527	)(a)
Keyence Corp.	(900)	(375,770	)(a)
Renishaw PLC	(4,300)	(214,203	)(a)

Total Electronic Equipment, Instruments & Components		(1,567,011)

IT Services - (3.7)%
Amadeus IT Group SA	(3,400)	(176,912	)(a)
Capita PLC	(176,717)	(96,396	)*(a)
Computershare Ltd.	(29,500)	(271,070	)(a)
Fidelity National Information Services Inc.	(2,350)	(315,111)
Fiserv Inc.	(3,500)	(341,670	)*
Global Payments Inc.	(1,600)	(271,392)
NEXTDC Ltd.	(60,218)	(411,825	)*(a)
Worldline SA	(4,100)	(354,227	)*(a)

Total IT Services		(2,238,603)

Semiconductors & Semiconductor Equipment - (2.7)%
Cree Inc.	(4,500)	(266,355	)*
Disco Corp.	(1,200)	(290,549	)(a)
Marvell Technology Group Ltd.	(10,200)	(357,612)
ON Semiconductor Corp.	(17,900)	(354,778	)*
SOITEC	(2,100)	(233,614	)*(a)
u-blox Holding AG	(2,026)	(138,392	)*(a)

Total Semiconductors & Semiconductor Equipment		(1,641,300)

See Notes to Schedule of Investments.

16	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Software - (3.2)%
2U Inc.	(5,700)	$(216,372	)*
8x8 Inc.	(10,416)	(166,656	)*
Altair Engineering Inc., Class A Shares	(4,565)	(181,459	)*
Appfolio Inc., Class A Shares	(1,620)	(263,590	)*
Ceridian HCM Holding Inc.	(3,500)	(277,445	)*
LivePerson Inc.	(4,600)	(190,578	)*
Pegasystems Inc.	(2,100)	(212,457)
Splunk Inc.	(1,700)	(337,790	)*
Temenos AG, Registered Shares	(1,500)	(232,569	)(a)

Total Software		(2,078,916)

Technology Hardware, Storage & Peripherals - (0.3)%
FUJIFILM Holdings Corp.	(3,900)	(166,876	)(a)

TOTAL INFORMATION TECHNOLOGY		(7,692,706)

MATERIALS - (7.3)%
Chemicals - (5.6)%
Air Liquide SA	(1,800)	(259,360	)(a)
Albemarle Corp.	(2,900)	(223,909)
Chr Hansen Holding A/S	(2,600)	(268,010	)(a)
Clariant AG, Registered Shares	(11,900)	(233,396	)*(a)
Ecolab Inc.	(1,680)	(334,236)
International Flavors & Fragrances Inc.	(2,209)	(270,514)
Nippon Paint Holdings Co. Ltd.	(5,600)	(406,426	)(a)
OCI NV	(13,300)	(138,400	)*(a)
Quaker Chemical Corp.	(800)	(148,520)
Scapa Group PLC	(91,000)	(111,330	)(a)
Shin-Etsu Chemical Co. Ltd.	(2,800)	(327,316	)(a)
Sika AG, Registered Shares	(1,762)	(338,674	)(a)
Umicore SA	(6,851)	(322,129	)(a)
Victrex PLC	(8,836)	(213,893	)(a)

Total Chemicals		(3,596,113)

Containers & Packaging - (0.4)%
DS Smith PLC	(57,875)	(234,958	)(a)

Metals & Mining - (1.3)%
BHP Group Ltd.	(13,300)	(330,063	)(a)
Ivanhoe Mines Ltd., Class A Shares	(75,000)	(212,692	)*
KAZ Minerals PLC	(32,800)	(202,768	)(a)
thyssenkrupp AG	(20,100)	(142,147	)*(a)

Total Metals & Mining		(887,670)

TOTAL MATERIALS		(4,718,741)

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	17

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
REAL ESTATE - (5.4)%
Equity Real Estate Investment Trusts (REITs) - (5.1)%
Alexandria Real Estate Equities Inc.	(1,700)	$(275,825)
Americold Realty Trust	(4,600)	(166,980)
Big Yellow Group PLC	(17,500)	(217,543	)(a)
Crown Castle International Corp.	(1,850)	(309,597)
Digital Realty Trust Inc.	(2,174)	(308,947)
Equinix Inc.	(500)	(351,150)
Healthcare Realty Trust Inc.	(6,627)	(194,105)
Healthpeak Properties Inc.	(10,000)	(275,600)
JBG SMITH Properties	(6,400)	(189,248)
Nippon Prologis REIT Inc.	(70)	(212,743	)(a)
Shaftesbury PLC	(29,600)	(193,340	)(a)
Tritax Big Box REIT PLC	(95,000)	(170,539	)(a)
UNITE Group PLC	(16,200)	(188,535	)*(a)
Washington Real Estate Investment Trust	(5,891)	(130,780)

Total Equity Real Estate Investment Trusts (REITs)		(3,184,932)

Real Estate Management & Development - (0.3)%
Altus Group Ltd.	(5,500)	(165,251)

TOTAL REAL ESTATE		(3,350,183)

UTILITIES - (3.0)%
Electric Utilities - (0.7)%
Elia Group SA	(1,700)	(184,333	)(a)
Orsted A/S	(2,100)	(242,193	)(a)

Total Electric Utilities		(426,526)

Gas Utilities - (0.3)%
Atmos Energy Corp.	(1,900)	(189,202)

Independent Power and Renewable Electricity Producers - (0.6)%
Innergex Renewable Energy Inc.	(12,700)	(178,676)
Scatec Solar ASA	(10,500)	(170,955	)(a)

Total Independent Power and Renewable Electricity Producers		(349,631)

Multi-Utilities - (1.0)%
Algonquin Power & Utilities Corp.	(13,500)	(174,518)
E.ON SE	(22,400)	(251,838	)(a)
National Grid PLC, ADR	(3,400)	(206,516)

Total Multi-Utilities		(632,872)

See Notes to Schedule of Investments.

18	QS Global Market Neutral Fund 2020 Quarterly Report

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	SHARES	VALUE
Water Utilities - (0.4)%
Essential Utilities Inc.	(5,550)	$(234,432)

TOTAL UTILITIES		(1,832,663)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(53,518,800))		$(56,476,441)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

REIT	— Real Estate Investment Trust

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	6,856,474	GBP	5,429,000	Bank of New York	7/17/20	$128,654
USD	11,113,038	JPY	1,194,576,000	Bank of New York	7/17/20	47,290
USD	3,817,804	CAD	5,163,000	Citibank N.A.	7/17/20	14,580
USD	6,340,166	EUR	5,627,000	Northern Trust Co.	7/17/20	15,878

Total						$206,402

Abbreviation(s) used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS Global Market Neutral Fund 2020 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

20

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

21

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$2,218,380	$1,363,843	—	$3,582,223
Consumer Discretionary	3,075,050	4,780,669	—	7,855,719
Consumer Staples	1,773,007	2,761,137	—	4,534,144
Energy	186,880	1,598,670	—	1,785,550
Financials	2,452,600	4,410,837	—	6,863,437
Health Care	2,664,268	1,816,685	—	4,480,953
Industrials	3,193,510	6,598,344	—	9,791,854
Information Technology	3,646,051	4,236,944	—	7,882,995
Materials	1,432,688	3,610,161	—	5,042,849
Real Estate	1,073,288	2,080,772	—	3,154,060
Utilities	729,191	1,258,140	—	1,987,331
Preferred Stocks	—	355,323	—	355,323
Rights	9,833	—	—	9,833

Total Long-Term Investments	22,454,746	34,871,525	—	57,326,271

Short-Term Investments†	1,663,686	—	—	1,663,686

Total Investments	$24,118,432	$34,871,525	—	$58,989,957

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$206,402	—	$206,402

Total	$24,118,432	$35,077,927	—	$59,196,359

22

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Securities Sold Short†:
Common Stocks:
Communication Services	$1,600,948	$1,948,020	—	$3,548,968
Consumer Discretionary	2,525,350	5,516,405	—	8,041,755
Consumer Staples	873,323	3,572,849	—	4,446,172
Energy	1,288,734	644,595	—	1,933,329
Financials	2,788,045	4,114,452	—	6,902,497
Health Care	2,599,942	1,659,679	—	4,259,621
Industrials	2,296,143	7,453,663	—	9,749,806
Information Technology	3,753,265	3,939,441	—	7,692,706
Materials	1,189,871	3,528,870	—	4,718,741
Real Estate	2,367,483	982,700	—	3,350,183
Utilities	983,344	849,319	—	1,832,663

Total Securities Sold Short	22,266,448	34,209,993	—	56,476,441

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

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